Note 11 - Stock Option Plan and Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Notes Tables
Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Shares available for Grant	Number of Options Outstanding	Weighted Average Exercise price per share	Weighted Average Remaining Contractual Term in Years
Balance, December 31, 2021	1,257,334	192,898	$8.46	6.76
Balance, June 30, 2022	1,257,334	192,898	$8.46	6.27
Balance at June 30, 2022		192,898	$8.46	6.27

Options exercisable at June 30, 2022		112,744	$11.51	4.30

	Shares Available for Grant	Number of Options Outstanding	Weighted Average Exercise Price per Share
Balance, December 31, 2019	343,871	112,932	$15.37
Options authorized	461,587	—	$—
Options cancelled	47,461	(47,461)	$—
Effect of plan amendment on business combination	(391,332)	—	$—
Balance, December 31, 2020	461,587	65,471	$16.86
Options authorized	923,174	—	$—
Options granted	(127,427)	127,427	$4.14
Balance, December 31, 2021	1,257,334	192,898	$8.46
Vested and expected to vest, December 31, 2021		192,898	$8.46

Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Options Exercisable	Weighted Average Exercise Prices per Share
48,724	0.85	48,724	$11.89
16,747	2.93	16,747	$31.33
81,227	9.31	17,832	$4.38
46,200	9.89	12,500	$3.72
192,898	6.76	95,803	$8.46